Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
As required by Item 402(v) of Regulation S-K, set forth below are certain disclosures related to executive compensation and Company performance. For a discussion of the Company’s executive compensation policies and programs and an explanation of how executive compensation decisions are made, please refer to the Compensation Discussion and Analysis section of this proxy statement.
The table below is required to include, for 2022, “compensation actually paid” to the CEO and the average compensation actually paid for non-CEO named executive officers. Compensation actually paid represents a calculation of compensation that differs significantly from the 2022 summary compensation table calculation of compensation, as well as the way in which the Company views annual compensation decisions, as discussed in the Compensation Discussion and Analysis section of this proxy statement. The below table also provides information on the Company’s cumulative TSR, the cumulative TSR of our peer group and net income attributable to the Company. The Company does not use any financial performance measures to link executive compensation actually paid to Company performance, and as permitted by the SEC, is not required to disclose either a “company-selected measure” or such company-selected measure’s relationship to executive compensation actually paid.
Year	Summary Compensation Table Total for CEO(1)	“Compensation Actually Paid” to CEO(3)	Average Summary Compensation Table Total for Non-CEO NEOs(2)	Average “Compensation Actually Paid” to Non-CEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (loss) (millions)
					Total TSR(4)	PHLX Semiconductor Sector Index (SOX) Total TSR
2022	$45,125,920	$74,718,861	$4,760,015	$7,694,882	$121.02	$106.65	(82)

(1)
Prof. Amnon Shashua, in his capacity as CEO, is the Company’s principal executive officer for 2022. Compensation for our CEO reflects the amounts reported in the summary compensation table.

(2)
The remaining non-CEO named executive officers for 2022 are: Anat Heller, Chief Financial Officer; Prof. Shai Shalev-Shwartz, Chief Technology Officer; Dr. Gaby Hayon, Executive Vice President, Research & Development; and Nimrod Nehushtan Senior Vice President, Business Development & Strategy and Co-Manager REM. Compensation for our non-CEO named executive officers reflects the average of amounts reported in the summary compensation table.

(3)
Reflects the value of equity awards (RSUs) calculated in accordance with the SEC methodology for determining “compensation actually paid” for 2022. Pursuant to SEC rules, the PvP Table includes the change in fair value of multiple outstanding unvested equity awards for each year shown.

(4)
TSR represents cumulative TSR for the period commencing on October 26, 2021 until December 31, 2022. For the Peer Group, the TSR is a weighted peer group TSR.

Named Executive Officers, Footnote [Text Block]
(1)
Prof. Amnon Shashua, in his capacity as CEO, is the Company’s principal executive officer for 2022. Compensation for our CEO reflects the amounts reported in the summary compensation table.

(2)
The remaining non-CEO named executive officers for 2022 are: Anat Heller, Chief Financial Officer; Prof. Shai Shalev-Shwartz, Chief Technology Officer; Dr. Gaby Hayon, Executive Vice President, Research & Development; and Nimrod Nehushtan Senior Vice President, Business Development & Strategy and Co-Manager REM. Compensation for our non-CEO named executive officers reflects the average of amounts reported in the summary compensation table.

Peer Group Issuers, Footnote [Text Block]	(4) TSR represents cumulative TSR for the period commencing on October 26, 2021 until December 31, 2022. For the Peer Group, the TSR is a weighted peer group TSR.
PEO Total Compensation Amount	$ 45,125,920
PEO Actually Paid Compensation Amount	74,718,861
Non-PEO NEO Average Total Compensation Amount	4,760,015
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,694,882
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
“Compensation actually paid” compared to TSR, and net income.
TSR and net income are some indicators of the Company’s overall financial performance that may impact the value of NEOs’ total compensation; however, other factors are considered in setting NEOs’ compensation. See the Compensation Discussion and Analysis section of this proxy statement for additional information.
Our cumulative TSR for the period commencing on October 26, 2022 until December 31, 2022 as reported in the table above was 21.02%. During this same period, the cumulative TSR of the companies in our Peer Group was 6.65%.
As a company that had its initial public offering in 2022, our TSR and that of our peer group is for one partial year, so there is no link yet to the “compensation actually paid” to the CEO and the remaining non-CEO NEOs. Our net loss has increased in 2022, as compared to 2021. In any event, TSR and net income are not used in the design of our executive compensation program; as a result, net income and TSR do not directly impact the amount of “compensation actually paid” to the NEOs.

Compensation Actually Paid vs. Net Income [Text Block]
“Compensation actually paid” compared to TSR, and net income.
TSR and net income are some indicators of the Company’s overall financial performance that may impact the value of NEOs’ total compensation; however, other factors are considered in setting NEOs’ compensation. See the Compensation Discussion and Analysis section of this proxy statement for additional information.
Our cumulative TSR for the period commencing on October 26, 2022 until December 31, 2022 as reported in the table above was 21.02%. During this same period, the cumulative TSR of the companies in our Peer Group was 6.65%.
As a company that had its initial public offering in 2022, our TSR and that of our peer group is for one partial year, so there is no link yet to the “compensation actually paid” to the CEO and the remaining non-CEO NEOs. Our net loss has increased in 2022, as compared to 2021. In any event, TSR and net income are not used in the design of our executive compensation program; as a result, net income and TSR do not directly impact the amount of “compensation actually paid” to the NEOs.

Total Shareholder Return Vs Peer Group [Text Block]
“Compensation actually paid” compared to TSR, and net income.
TSR and net income are some indicators of the Company’s overall financial performance that may impact the value of NEOs’ total compensation; however, other factors are considered in setting NEOs’ compensation. See the Compensation Discussion and Analysis section of this proxy statement for additional information.
Our cumulative TSR for the period commencing on October 26, 2022 until December 31, 2022 as reported in the table above was 21.02%. During this same period, the cumulative TSR of the companies in our Peer Group was 6.65%.
As a company that had its initial public offering in 2022, our TSR and that of our peer group is for one partial year, so there is no link yet to the “compensation actually paid” to the CEO and the remaining non-CEO NEOs. Our net loss has increased in 2022, as compared to 2021. In any event, TSR and net income are not used in the design of our executive compensation program; as a result, net income and TSR do not directly impact the amount of “compensation actually paid” to the NEOs.

Total Shareholder Return Amount	$ 121.02
Peer Group Total Shareholder Return Amount	106.65
Net Income (Loss)	$ (82,000,000)
PEO Name	Prof. Amnon Shashua